INCOME TAXES	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

7. INCOME TAXES

NESR is a holding company incorporated in the British Virgin Islands, which imposes a zero percent statutory corporate income tax rate on income generated outside of the British Virgin Islands. The subsidiaries operate in multiple tax jurisdictions throughout the Middle East and North Africa (“MENA”) and Asia Pacific regions where statutory tax rates generally vary. In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity.

The Company recorded income tax expense of $4.3 million with an effective tax rate of 21.9% for the three-month period ended June 30, 2025, $6.0 million with an effective tax rate of 24.1% for the three-month period ended June 30, 2024, $7.6 million with an effective tax rate of 22.9% for the six-month period ended June 30, 2025 and $10.6 million with an effective tax rate of 26.8% for the six-month period ended June 30, 2024, in the Unaudited Condensed Consolidated Interim Statements of Operations.

The decrease in effective tax rate period-on-period is primarily attributable to fewer provisions for uncertain tax positions in various jurisdictions.